ENTITY-WIDE DISCLOSURES (Tables)	9 Months Ended
Sep. 30, 2024
Entity Wide Disclosures [Abstract]
Schedule of Disclosure of Group's Revenue From External Customers That Are Divided Into Geographical Areas	The Group’s revenue from external customers is divided into the following geographical areas:

	Three months ended		Nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Revenue from external customers	$	$	$	$
Canada	13,694,340	37,866,756	80,402,985	136,272,790
United States	16,932,264	42,480,858	35,980,535	56,794,072
	30,626,604	80,347,614	116,383,520	193,066,862

Schedule of Disclosure of Non-current Assets Allocated To Geographic Areas
The Group’s non-current assets are allocated to geographic areas as follows:

	September 30, 2024
	Canada	United States	Total
	$	$	$
Other non-current assets	7,503,122	376,611	7,879,733
Property, plant and equipment	88,698,728	97,912,425	186,611,153
Right-of-use assets	36,917,971	54,068,739	90,986,710
Intangible assets	180,325,767	8,844,791	189,170,558
Contract asset	13,255,046	—	13,255,046
	326,700,634	161,202,566	487,903,200

	December 31, 2023
	Canada	United States	Total
	$	$	$
Other non-current assets	6,812,370	182,445	6,994,815
Property, plant and equipment	94,684,032	103,852,651	198,536,683
Right-of-use assets	35,469,879	54,193,260	89,663,139
Intangible assets	167,106,057	8,597,200	175,703,257
Contract asset	13,528,646	—	13,528,646
	317,600,984	166,825,556	484,426,540
17 - ENTITY-WIDE DISCLOSURES (CONTINUED)